Related party transactions - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
USA | Associates | Compas
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	£ 39.9	£ 93.5